Current Receivables - Disclosure of Current Receivables (Detail) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Disclosure of trade and other receivables [line items]
GST and VAT receivables	$ 1,251,385	$ 1,781,734
Receivable for grant income	6,093,669	6,039,650
Accounts receivables	5,242	130,677
Current receivables	$ 7,350,296	$ 7,952,061